Costs according to Type of Cost	12 Months Ended
Dec. 31, 2020
Costs according to Type of Cost
Costs according to Type of Cost

Note 7 Costs according to Type of Cost

	Year Ended December 31,
	2020	2019
Other external expenses	311,329	176,729
Personnel costs	68,943	34,157
Depreciation on equipment’s and right-of-use assets	2,823	1,822
Other operating expenses	0	4,525
Total	383,095	217,233